GuideMark World ex-US Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Australia - 5.2%
Ampol Ltd.	1,541	$33,144
ANZ Group Holdings Ltd.	12,820	240,858
Aristocrat Leisure, Ltd.	1,362	45,103
BHP Billiton, Ltd.	17,283	493,981
BlueScope Steel, Ltd.	30,278	411,012
Brambles Ltd.	3,699	35,695
CAR Group Ltd.	5,973	139,840
Cochlear, Ltd.	1,711	377,685
Coles Group, Ltd.	27,425	310,686
Commonwealth Bank of Australia	4,886	413,899
CSL, Ltd.	153	30,003
Endeavour Group, Ltd.	7,418	24,875
Fortescue Ltd.	9,558	136,072
Insurance Australia Group, Ltd.	17,009	80,632
Lottery Corp. Ltd.	102,440	345,268
Macquarie Group, Ltd.	264	35,923
Medibank Private, Ltd.	35,223	87,293
National Australia Bank, Ltd.	14,189	342,170
Pilbara Minerals Ltd.	68,891	140,178
Pro Medicus Ltd.	4,422	419,967
QBE Insurance Group, Ltd.	6,510	75,149
REA Group, Ltd.	1,279	167,005
Reece Ltd.	5,085	84,920
Rio Tinto, Ltd.	1,513	119,847
Seven Group Holdings Ltd.	5,358	133,854
Suncorp Group, Ltd.	4,939	57,114
Telstra Group Ltd.	9,679	23,367
Wesfarmers, Ltd.	9,270	401,404
Westpac Banking Corp.	14,087	255,075
WiseTech Global Ltd.	1,269	84,361
Woolworths, Ltd.	13,689	307,344
		5,853,724

Austria - 0.5%
Erste Group Bank AG	4,738	224,274
voestalpine AG	11,627	314,334
		538,608

Belgium - 0.7%
Ageas SA	3,538	161,428
Anheuser-Busch InBev SA	3,040	176,489
Groupe Bruxelles Lambert NV	2,278	162,197
Lotus Bakeries NV	9	92,819
Syensqo SA	801	71,496
UCB SA	873	129,629
		794,058

Canada - 10.0%
Agnico Eagle Mines Ltd.	323	21,126
Air Canada(a)	3,140	41,085
Alimentation Couche-Tard, Inc.	5,917	332,041
AltaGas, Ltd.	1,496	33,801
ARC Resources Ltd.	17,382	310,146
Bank of Montreal	1,729	145,127
Brookfield Asset Management Ltd. - Class A	1,961	74,653
Brookfield Corp.	611	25,413
BRP, Inc.	1,596	102,255
Cameco Corp.	3,488	171,615
Canadian Imperial Bank of Commerce	1,250	59,437
Canadian National Railway Co.	231	27,297
Canadian Natural Resources, Ltd.	11,982	426,799
Canadian Pacific Kansas City Ltd.	240	18,901
Canadian Tire Corp. Ltd. - Class A	2,662	264,128
Cenovus Energy, Inc.	28,169	553,682
CGI, Inc.(a)	1,319	131,654
Constellation Software, Inc.	277	798,144
Descartes Systems Group, Inc.(a)	719	69,664
Dollarama, Inc.	5,138	469,126
Empire Co. Ltd.	22,134	565,788
Enbridge, Inc.	2,452	87,233
Fairfax Financial Holdings Ltd.	374	425,472
FirstService Corp.	437	66,506
George Weston, Ltd.	2,699	388,243
Great-West Lifeco, Inc.	5,299	154,587
iA Financial Corp., Inc.	2,033	127,667
Imperial Oil, Ltd.	4,275	291,489
Ivanhoe Mines, Ltd. - Class A(a)	5,362	69,178
Kinross Gold Corp.	5,664	47,157
Loblaw Cos. Ltd.	5,094	590,927
Lundin Mining Corp.	3,814	42,460
Manulife Financial Corp.	12,076	321,573
MEG Energy Corp.(a)	2,730	58,409
Metro, Inc.	1,993	110,412
National Bank of Canada	517	41,007
Nutrien Ltd.	3,725	189,647
Onex Corp.	1,632	110,967
Open Text Corp.	1,873	56,243
Parkland Corp.(a)	7,445	208,703
Power Corp. of Canada(b)	4,813	133,760
Quebecor, Inc. - Class B	2,448	51,660
Royal Bank of Canada	6,014	640,283
Saputo, Inc.	5,107	114,679
Shopify, Inc. - Class A(a)	2,602	171,958
Stantec, Inc.	2,009	168,189
Sun Life Financial, Inc.	1,085	53,201
Suncor Energy, Inc.	13,180	502,421
TFI International, Inc.	759	110,206
The Bank of Nova Scotia	3,384	154,797
The Toronto-Dominion Bank	7,554	415,234
Thomson Reuters Corp.	1,098	185,088
TMX Group, Ltd.	3,461	96,338
Tourmaline Oil Corp.	1,299	58,918
West Fraser Timber Co. Ltd.	531	40,782
WSP Global, Inc.	3,022	470,580
		11,397,856

Denmark - 3.6%
Danske Bank AS	2,847	84,915
Demant AS(a)	1,447	62,670
DSV AS	154	23,639
Genmab AS(a)	273	68,412
Novo Nordisk AS	21,819	3,121,969
Pandora AS	3,007	452,593
ROCKWOOL AS - Class B	591	239,579
		4,053,777

Finland - 0.5%
Nokia OYJ	69,549	264,708
Nordea Bank Abp	4,653	55,468
Orion OYJ - Class B	6,082	259,395
		579,571

France - 9.8%
Accor SA	1,553	63,547
Air Liquide SA	1,065	183,806
Airbus SE	1,225	168,127
Arkema SA	886	77,209
AXA SA	12,537	410,853
BioMerieux	1,026	97,561
BNP Paribas SA	4,901	313,429
Bollore SE	15,278	89,696
Bouygues SA	10,151	326,298
Bureau Veritas SA	826	22,954
Capgemini SE	718	142,622
Carrefour SA	19,740	279,721
Cie de Saint-Gobain SA	6,196	481,889
Cie Generale des Etablissements Michelin SCA	1,857	71,775
Credit Agricole SA	22,232	303,570
Danone SA	2,291	140,323
Dassault Aviation SA	515	93,260
Dassault Systemes SE	1,454	54,672
Eiffage SA	3,813	350,439
Engie SA	9,820	140,626
EssilorLuxottica SA	620	133,228
Eurazeo SE	4,440	354,039
Hermes International SCA	249	575,097
Ipsen SA	4,309	529,399
Kering SA	126	45,832
La Francaise des Jeux SAEM(c)	11,463	390,431
L'Oreal SA	1,643	723,192
LVMH Moet Hennessy Louis Vuitton SE	1,462	1,122,511
Orange SA	17,757	178,112
Publicis Groupe SA	1,978	210,101
Rexel SA	5,909	152,857
Safran SA	1,214	255,861
Sanofi SA	5,846	563,807
Schneider Electric SE	878	210,497
SEB SA	2,694	276,496
Societe Generale SA	5,276	124,045
Sodexo SA	251	22,610
Teleperformance SE	796	84,096
Thales SA	339	54,229
TotalEnergies SE	14,775	989,242
Vinci SA	2,687	283,222
Vivendi SA	6,106	63,818
		11,155,099

Germany - 8.0%
adidas AG	1,947	464,879
Allianz SE	1,402	389,379
BASF SE	1,415	68,405
Bayer AG	4,590	129,383
Bechtle AG	2,689	126,487
Beiersdorf AG	897	131,290
Brenntag AG	923	62,266
Carl Zeiss Meditec AG	433	30,442
Commerzbank AG	11,805	179,061
Continental AG	2,224	125,961
Deutsche Bank AG	35,373	565,351
Deutsche Boerse AG	711	145,326
Deutsche Lufthansa AG	49,784	305,360
Deutsche Post AG	11,721	475,954
Deutsche Telekom AG	20,409	512,991
Fresenius Medical Care AG	9,480	362,295
Fresenius SE & Co. KGaA(a)	8,661	258,741
Hannover Rueck SE	454	114,925
Heidelberg Materials AG	2,972	307,228
Infineon Technologies AG	1,707	62,647
Knorr-Bremse AG	1,861	142,246
Mercedes-Benz Group AG	5,980	413,885
Merck KGaA	716	118,409
Muenchener Rueckversicherungs-Gesellschaft AG	579	289,474
Nemetschek SE	4,489	438,247
Puma SE	4,013	184,317
Rational AG	438	363,155
Rheinmetall AG	584	297,616
SAP SE	4,441	892,089
Siemens AG	2,063	383,977
Siemens Energy AG(a)	9,205	240,017
Talanx AG	3,041	242,336
Zalando SE(a)(c)	8,891	208,713
		9,032,852

Hong Kong - 1.3%
AIA Group, Ltd.	2,053	13,890
BOC Hong Kong Holdings, Ltd.	61,313	189,193
CK Hutchison Holdings, Ltd.	61,453	293,136
Hang Seng Bank, Ltd.	1,664	21,393
Hong Kong Exchange & Clearing, Ltd.	4,480	143,374
Jardine Matheson Holdings, Ltd.	9,151	323,026
Swire Pacific, Ltd. - Class A	3,025	26,706
Techtronic Industries Co. Ltd.	10,078	114,888
WH Group, Ltd.(c)	585,065	385,094
		1,510,700

Ireland - 0.5%
AerCap Holdings NV	797	74,280
AIB Group PLC	15,929	84,123
Bank of Ireland Group PLC	3,608	37,691
DCC PLC	2,161	150,820
James Hardie Industries PLC(a)	5,438	170,196
Kingspan Group PLC	213	18,102
Kingspan Group PLC	206	17,539
		552,751

Israel - 1.1%
Azrieli Group Ltd.	324	18,930
Bank Leumi Le-Israel BM	2,155	17,567
Check Point Software Technologies, Ltd.(a)	842	138,930
CyberArk Software Ltd.(a)	320	87,494
Elbit Systems Ltd.	335	58,294
ICL Group Ltd.	8,906	38,298
Mizrahi Tefahot Bank, Ltd.	1,044	35,404
Monday.com Ltd.(a)	432	104,008
Teva Pharmaceutical Industries Ltd. - ADR(a)	30,496	495,560
Wix.com, Ltd.(a)	1,469	233,674
		1,228,159

Italy - 2.5%
Assicurazioni Generali SpA	12,098	301,167
Banco BPM SpA	18,735	120,575
Enel SpA	18,596	129,034
Eni SpA	24,355	373,963
FinecoBank Banca Fineco SpA	6,120	90,939
Intesa Sanpaolo SpA	52,897	196,587
Leonardo SpA	15,763	365,210
Mediobanca Banca di Credito Finanziario SpA	7,991	116,973
Moncler SpA	4,805	294,757
Poste Italiane SpA(c)	19,325	245,902
Prysmian SpA	4,534	279,915
UniCredit SpA	9,915	366,915
		2,881,937

Japan - 22.0%
Advantest Corp.	6,572	266,337
Aeon Co. Ltd.	2,376	50,853
Aisin Corp.	7,959	260,011
Ajinomoto Co., Inc.	2,689	94,640
ANA Holdings, Inc.	7,237	133,763
Asahi Group Holdings, Ltd.	4,238	149,960
Asahi Kasei Corp.	12,987	83,391
Asics Corp.	19,476	300,284
Astellas Pharma, Inc.	12,398	122,316
Bandai Namco Holdings, Inc.	4,568	89,493
Bridgestone Corp.	2,016	79,550
Brother Industries, Ltd.	11,204	197,910
Canon, Inc.	4,684	127,066
Capcom Co. Ltd.	7,552	142,860
Chubu Electric Power Co., Inc.	3,733	44,099
Chugai Pharmaceutical Co. Ltd.	5,031	179,146
Concordia Financial Group Ltd.	8,680	51,416
Dai-ichi Life Holdings, Inc.	5,669	151,815
Daiichi Sankyo Co. Ltd.	6,504	226,038
Daikin Industries, Ltd.	347	48,308
Daito Trust Construction Co. Ltd.	707	73,183
Daiwa House Industry Co. Ltd.	2,333	59,398
Daiwa Securities Group, Inc.	11,172	85,771
Denso Corp.	3,664	57,192
Disco Corp.	975	371,377
Don Quijote Co., Ltd.	4,433	103,696
Eisai Co. Ltd.	5,119	210,717
ENEOS Holdings, Inc.	67,294	346,796
Fast Retailing Co. Ltd.	905	228,912
Fuji Electric Co., Ltd.	510	29,142
FUJIFILM Holdings Corp.	2,278	53,434
Fujitsu, Ltd.	10,090	158,246
Hikari Tsushin, Inc.	193	36,153
Hitachi, Ltd.	21,950	494,233
Honda Motor Co. Ltd.	20,952	225,234
Hoya Corp.	3,432	401,336
Hulic Co., Ltd.	5,458	48,512
Idemitsu Kosan Co. Ltd.	45,331	294,632
Inpex Corp.	25,028	367,548
Isuzu Motors Ltd.	4,320	57,432
ITOCHU Corp.	9,080	446,356
Japan Airlines Co. Ltd.	14,859	234,772
Japan Exchange Group, Inc.	3,569	83,705
Japan Post Bank Co. Ltd.	10,073	95,643
Japan Post Holdings Co. Ltd.	27,921	277,527
Japan Post Insurance Co. Ltd.	17,610	342,482
Japan Tobacco, Inc.(b)	9,060	245,340
JFE Holdings, Inc.	19,319	278,824
Kajima Corp.	5,814	100,850
Kansai Electric Power Co., Inc.	18,892	317,231
Kao Corp.	1,400	56,682
Kawasaki Kisen Kaisha Ltd.	13,968	203,694
KDDI Corp.	1,912	50,652
Keyence Corp.	278	121,675
Kikkoman Corp.	1,730	20,106
Kintetsu Group Holdings Co. Ltd.	7,756	169,170
Kirin Holdings Co. Ltd.	3,453	44,604
Koito Manufacturing Co., Ltd.	11,568	159,480
Komatsu, Ltd.	1,988	58,069
Lasertec Corp.	436	97,873
Marubeni Corp.	14,109	261,617
MatsukiyoCocokara & Co.	11,386	163,507
Mazda Motor Corp.	32,054	309,033
McDonald's Holdings Co. Japan Ltd.	1,805	71,235
Mitsubishi Chemical Group Corp.	40,857	227,647
Mitsubishi Corp.	22,050	433,457
Mitsubishi Electric Corp.	6,630	106,247
Mitsubishi Estate Co., Ltd.	5,366	84,479
Mitsubishi HC Capital, Inc.	34,742	229,870
Mitsubishi Heavy Industries, Ltd.	14,775	159,054
Mitsubishi UFJ Financial Group, Inc.	44,033	475,205
Mitsui & Co. Ltd.	20,150	459,553
Mitsui Chemicals, Inc.	950	26,307
Mitsui Fudosan Co., Ltd.	10,034	92,352
Mitsui OSK Lines Ltd.	4,940	148,529
Mizuho Financial Group, Inc.	18,464	388,619
MonotaRO Co. Ltd.	30,251	354,287
MS & AD Insurance Group Holdings, Inc.	4,725	105,490
NEC Corp.	1,282	105,709
Nintendo Co. Ltd.	3,613	192,940
NIPPON EXPRESS HOLDINGS INC	6,066	280,738
Nippon Sanso Holdings Corp.	2,109	62,631
Nippon Steel Corp.	14,172	300,424
Nippon Telegraph & Telephone Corp.	321,026	303,563
Nippon Yusen KK	4,542	132,522
Nissin Foods Holdings Co. Ltd.	2,847	72,387
Nitori Holdings Co. Ltd.	803	85,011
Nitto Denko Corp.	246	19,512
Nomura Holdings, Inc.	17,503	101,103
Nomura Real Estate Holdings, Inc.	1,127	28,370
Obayashi Corp.	10,478	125,216
Olympus Corp.	13,449	217,098
Ono Pharmaceutical Co. Ltd.	6,737	92,050
Oracle Corp.	1,607	110,890
ORIX Corp.	7,117	157,740
Osaka Gas Co. Ltd.	6,793	150,127
Otsuka Corp.	954	18,401
Otsuka Holdings Co. Ltd.	3,154	133,246
Panasonic Holdings Corp.	28,333	232,911
Rakuten Group, Inc.(a)	14,576	75,510
Recruit Holdings Co. Ltd.	13,538	728,441
Renesas Electronics Corp.	3,913	74,209
Resona Holdings, Inc.	14,631	97,328
Ricoh Co. Ltd.	34,091	292,198
SBI Holdings, Inc.	1,493	37,893
SCREEN Holdings Co. Ltd.	561	50,860
SCSK Corp.	2,384	47,696
Secom Co. Ltd.	436	25,822
Seiko Epson Corp.	7,706	120,468
Sekisui House Ltd.	3,875	86,123
Seven & i Holdings Co. Ltd.	17,235	210,615
Shin-Etsu Chemical Co. Ltd.	4,061	157,898
Shiseido Co. Ltd.	11,393	324,691
Shizuoka Financial Group, Inc.	6,316	61,056
SoftBank Corp.	11,768	143,923
Sompo Holdings, Inc.	10,039	215,073
Sony Group Corp.	1,109	94,510
Subaru Corp.	15,388	327,231
Sumitomo Corp.	9,738	244,637
Sumitomo Electric Industries Ltd.	18,073	282,563
Sumitomo Mitsui Financial Group, Inc.	7,969	534,919
Sumitomo Mitsui Trust Holdings, Inc.	4,119	94,660
Sumitomo Realty & Development Co., Ltd.	1,015	29,950
Suzuki Motor Corp.	4,745	54,779
Sysmex Corp.	8,913	143,873
T&D Holdings, Inc.	2,732	47,720
Taisei Corp.	1,209	44,978
TDK Corp.	1,382	84,982
TIS, Inc.	2,406	46,744
Tokio Marine Holdings, Inc.	9,142	343,548
Tokyo Electric Power Co. Holdings, Inc.(a)	5,440	29,294
Tokyo Electron, Ltd.	2,424	530,615
Tokyo Gas Co. Ltd.	11,827	254,611
TOPPAN Holdings, Inc.	3,172	87,993
Toyota Industries Corp.	746	63,459
Toyota Motor Corp.	25,463	522,436
Toyota Tsusho Corp.	11,043	215,815
Trend Micro, Inc.	5,062	206,331
Yakult Honsha Co. Ltd.	5,026	90,048
Yamaha Motor Co. Ltd.	4,021	37,382
Yaskawa Electric Corp.	410	14,784
Yokogawa Electric Corp.	2,135	51,851
Zensho Holdings Co. Ltd.	8,961	341,636
ZOZO, Inc.	17,463	436,603
		24,933,768

Jersey - 0.2%
Glencore PLC	31,786	180,870

Jordan - 0.1%
Hikma Pharmaceuticals PLC	4,111	97,948

Luxembourg - 0.1%
Eurofins Scientific SE(a)	425	21,279
Tenaris SA	5,727	88,095
		109,374

Netherlands - 5.2%
ABN AMRO Bank NV(c)	12,068	198,201
Adyen NV(a)(c)	16	19,003
Aegon Ltd.	18,374	113,605
ArcelorMittal SA	15,970	365,861
ASM International NV	189	144,467
ASML Holding NV	1,826	1,860,999
BE Semiconductor Industries NV	1,020	170,392
Euronext NV(c)	412	38,180
EXOR NV	3,598	375,836
Ferrari NV	518	211,392
Heineken Holding NV	668	52,652
ING Groep NV	15,678	269,390
JDE Peet's NV	1,215	24,233
Koninklijke Ahold Delhaize NV	16,450	484,076
Koninklijke Philips NV(a)	2,727	68,580
NN Group NV	3,989	185,403
Randstad Holding NV	4,762	216,207
Stellantis NV	22,369	442,206
STMicroelectronics NV	3,906	152,990
Universal Music Group NV	3,251	96,712
Wolters Kluwer NV	2,409	397,818
		5,888,203

New Zealand - 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	12,639	231,334
Xero Ltd.(a)	1,856	167,850
		399,184

Norway - 0.7%
Aker BP ASA	590	15,076
DNB Bank ASA	3,775	74,069
Equinor ASA	8,112	232,359
Gjensidige Forsikring ASA	4,653	83,042
Kongsberg Gruppen ASA	2,608	212,378
Orkla ASA	12,641	102,508
Salmar ASA	1,656	86,848
Telenor ASA	2,447	27,892
		834,172

Poland - 0.2%
InPost SA(a)	15,603	274,543

Portugal - 0.4%
Galp Energia SGPS SA	7,146	150,930
Jeronimo Martins SGPS SA	13,504	263,922
		414,852

Singapore - 1.2%
DBS Group Holdings, Ltd.	10,771	283,695
Oversea-Chinese Banking Corp. Ltd.	19,839	210,678
Sembcorp Industries Ltd.	10,646	37,629
Singapore Airlines Ltd.	33,509	170,258
Singapore Exchange, Ltd.	26,601	185,500
United Overseas Bank, Ltd.	5,346	123,313
Wilmar International Ltd.	137,519	313,580
		1,324,653

Spain - 2.3%
ACS, Actividades de Construccion y Servicios SA	8,391	362,424
Aena SME SA(a)(c)	133	26,932
Amadeus IT Group SA	758	50,441
Banco Bilbao Vizcaya Argentaria SA	45,232	454,061
Banco de Sabadell SA	62,477	120,621
Banco Santander SA	113,732	529,170
CaixaBank SA	23,506	124,830
Iberdrola SA	2,519	32,684
Industria de Diseno Textil SA	10,389	515,537
Repsol SA	8,335	132,182
Telefonica SA	72,432	306,839
		2,655,721

Sweden - 2.0%
Assa Abloy AB - Class B	1,962	55,565
Atlas Copco AB - Class A	13,571	254,813
Atlas Copco AB - Class B	9,073	146,504
Evolution AB(c)	250	26,022
H & M Hennes & Mauritz AB - Class B	28,099	445,091
Investor AB(a)	4,636	127,041
Saab AB	1,146	27,532
Skandinaviska Enskilda Banken AB - Class A	7,020	103,788
Svenska Handelsbanken AB - Class A	3,049	29,137
Swedbank AB - Class A	4,188	86,266
Swedish Orphan Biovitrum AB(a)	3,749	100,313
Telefonaktiebolaget LM Ericsson - Class B	34,143	211,933
Trelleborg AB - Class B	1,596	62,110
Volvo AB - Class A	3,991	104,338
Volvo AB - Class B	7,345	188,726
Volvo Car AB – Class B(a)	98,081	303,266
		2,272,445

Switzerland - 6.8%
ABB, Ltd.	4,914	272,486
Avolta AG	1,844	71,689
Banque Cantonale Vaudoise(a)	849	90,081
Cie Financiere Richemont SA	928	145,031
Coca-Cola HBC AG	2,925	99,550
EMS-Chemie Holding AG	56	45,826
Geberit AG	308	181,428
Givaudan SA	19	89,996
Holcim AG	3,161	279,407
Kuehne & Nagel International AG	1,088	313,107
Logitech International SA	2,971	285,931
Nestle SA	11,824	1,206,926
Novartis AG	10,890	1,159,477
Partners Group Holding AG	260	332,945
Roche Holding AG	437	133,234
Roche Holding AG	3,616	1,001,845
Sandoz Group AG	2,352	85,255
SGS SA	2,900	258,540
Sonova Holding AG	356	109,672
Straumann Holding AG	991	122,328
Swiss Life Holding AG	145	106,420
Swiss Re AG	1,183	146,665
The Swatch Group AG - Group I	188	38,517
The Swatch Group AG - Group N	366	14,985
UBS Group AG	22,604	663,883
VAT Group AG(c)	372	210,052
Zurich Insurance Group AG	407	216,807
		7,682,083

United Kingdom - 11.5%
3i Group PLC	13,793	531,593
Admiral Group PLC	9,072	299,783
Associated British Foods PLC	2,905	90,705
AstraZeneca PLC	8,426	1,311,359
Auto Trader Group PLC(c)	54,377	547,312
BAE Systems PLC	22,094	368,010
Barclays PLC	106,472	281,342
Berkeley Group Holdings PLC	1,860	107,470
BP PLC	108,546	653,529
British American Tobacco PLC	10,175	312,571
Bunzl PLC	3,422	130,015
Burberry Group PLC	16,292	180,923
Centrica PLC	156,099	266,069
Coca-Cola Europacific Partners PLC	1,761	128,324
Compass Group PLC	1,633	44,488
Diageo PLC	3,890	122,122
Entain PLC	1,543	12,235
Experian PLC	4,060	188,614
GSK PLC	21,282	409,341
Haleon PLC	8,476	34,486
Hargreaves Lansdown PLC	31,796	453,233
HSBC Holdings PLC	87,250	753,140
Imperial Brands PLC	8,302	212,438
InterContinental Hotels Group PLC	1,440	151,309
J Sainsbury PLC	66,348	213,763
JD Sports Fashion PLC	185,307	278,263
Kingfisher PLC	78,512	246,187
Lloyds Banking Group PLC	285,300	196,775
London Stock Exchange Group PLC	410	48,617
Melrose Industries PLC	13,126	91,415
NatWest Group PLC	43,379	170,656
Next PLC	4,029	459,780
Reckitt Benckiser Group PLC	1,587	85,855
RELX PLC	11,435	523,937
Rio Tinto PLC	1,256	82,416
Rolls-Royce Holdings PLC(a)	52,481	301,410
Shell PLC	29,709	1,065,598
Smith & Nephew PLC	8,092	100,278
Standard Chartered PLC	21,287	192,209
Tesco PLC	89,024	343,878
The Sage Group PLC	29,375	402,445
Unilever PLC	2,719	149,238
Vodafone Group PLC	460,276	407,269
Wise PLC - Class A(a)	14,106	120,982
		13,071,382

United States - 0.0%(d)
RB Global, Inc.	748	57,049
TOTAL COMMON STOCKS (Cost $77,243,411)		109,775,339

INVESTMENT COMPANIES - 1.9%	Shares
iShares MSCI Canada ETF	5,119	189,864

iShares MSCI EAFE ETF(b)	25,177	1,972,114
TOTAL INVESTMENT COMPANIES (Cost $2,029,208)		2,161,978

REAL ESTATE INVESTMENT TRUSTS - 0.2%	Shares
Australia - 0.1%
Goodman Group	5,841	134,751

France - 0.1%
Unibail-Rodamco-Westfield	993	78,474
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $217,475)		213,225

PREFERRED STOCKS - 0.0%(d)	Shares
Germany - 0.0%(d)
Henkel AG & Co. KGaA, 0.00%,	523	46,566
TOTAL PREFERRED STOCKS (Cost $42,995)		46,566

WARRANTS - 0.0%(d)	Contracts
Canada - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(e)	282	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 2.7%
Investments Purchased with Proceeds from Securities Lending - 2.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.46%(f)	2,375,053	2,375,053

Money Market Funds - 0.6%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 5.25%(f)	633,384	633,384
TOTAL SHORT-TERM INVESTMENTS (Cost $3,008,437)		3,008,437

TOTAL INVESTMENTS - 101.6% (Cost $82,541,526)		$115,205,545
Liabilities in Excess of Other Assets - (1.6)%		(1,811,383)
TOTAL NET ASSETS - 100.0%		$113,394,162

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $2,304,468 which represented 2.0% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $2,295,842 or 2.0% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Sector Classification as of June 30, 2024
(% of Net Assets)

Financials	$22,987,935	20.3%
Industrials	19,226,433	16.5
Consumer Discretionary	14,603,767	13.2
Health Care	13,866,618	12.3
Consumer Staples	10,571,597	9.2
Information Technology	10,389,481	9.1
Energy	7,412,509	6.8
Materials	5,143,422	4.6
Communication Services	3,656,552	3.3
Utilities	1,435,205	1.0
Real Estate	741,611	0.7
Investments Purchased with Proceeds from Securities Lending	2,375,053	2.1
Money Market Funds	633,384	0.6
Other Assets in Excess of Other Assets	350,595	0.3
	113,394,162	100.0%